Income Taxes - Schedule of Valuation Allowance Against Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Valuation Allowance Against Deferred Tax Assets [Abstract]
Balance at beginning of the year	$ 214,543	$ 52,750
(Decrease) increase recognized in the income statement	(115,848)	161,644
Exchange difference	1,050	149
Balance at end of the year	$ 99,745	$ 214,543